Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of trade and other receivables

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Trade receivables – gold sales	101.9	123.3
Trade receivables – copper concentrate	31.0	16.5
Trade receivables – other	11.2	12.9
Payroll receivables	10.8	5.8
Prepayments	81.6	50.8
Value Added Tax and import duties	123.2	106.9
Diesel rebate	3.3	1.8
Other	17.7	19.8
Trade and other receivables	380.7	337.8